Equity Method Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2013 Chongqing Changhui Culture Co., Ltd. Seat	Dec. 31, 2012 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2011 Chongqing Changhui Culture Co., Ltd.	May 31, 2011 Wasu Digital Co., Ltd.	Dec. 31, 2013 Wasu Digital Co., Ltd. Seat	Dec. 31, 2012 Wasu Digital Co., Ltd.	Dec. 31, 2011 Wasu Digital Co., Ltd.	Jul. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2013 Chunqiu Charm Culture Co., Ltd. Seat	Dec. 31, 2012 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 25, 2012 Nangfang Media New Broadcast Co., Ltd. Seat	Dec. 31, 2013 Nangfang Media New Broadcast Co., Ltd.	Dec. 31, 2012 Nangfang Media New Broadcast Co., Ltd.	Dec. 31, 2011 Nangfang Media New Broadcast Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Equity interest percentage				45.00%				65.00%				51.00%				40.00%
Equity interest cash contributions	$ 201	$ 1,124	$ 1,210	$ 697				$ 640	$ 206			$ 79				$ 321
Number of Board seats					5				5				7			5
Number of seats the Group takes					2				3				3			2
Operating profit (loss) from equity method investment					$ 84	$ 507	$ 207		$ 3	$ (98)	$ (183)			$ 59	$ 22		$ 12